Investment Objectives and Goals	Jul. 02, 2026
Leverage Shares 2X Long SK Hynix Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SK Hynix Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the price of the ADR of SK Hynix. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 1X Short SK Hynix Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 1X Short SK Hynix Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily investment results, before fees and expenses, equal to -100% (the inverse) of the daily percentage change in the price of the ADR of SK Hynix. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.